ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Warrant activities (Details)		6 Months Ended	12 Months Ended
	May 01, 2024	Dec. 31, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 $ / shares shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Reverse stock split	0.056	0.2
Warrant
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants Outstanding | shares		47,964	47,964
Warrants Outstanding | shares		47,964	47,964	47,964
Weighted average exercise price outstanding per share | $ / shares		$ 112.32	$ 112.32
Weighted average exercise price outstanding per share | $ / shares		$ 112.32	$ 112.32	$ 112.32
Weighted average remaining period, outstanding		11 months 15 days	1 year 11 months 15 days	2 years 11 months 15 days